Schedule of Plans Balances (Details) - shares	Mar. 31, 2025	Jan. 01, 2025	Dec. 31, 2024	Aug. 10, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized		10,350,022		2,816,224
Stock Options and Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized	11,563,356		9,241,462
Outstanding	6,214,707		5,050,896
Available for Issue	5,228,256		4,190,566
Stock Options and Restricted Stock Units [Member] | 2009 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized	1,213,334		1,274,985
Outstanding	1,213,334		1,274,985
Available for Issue
Stock Options and Restricted Stock Units [Member] | 2023 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized	10,350,022		7,966,477
Outstanding	5,001,373		3,775,911
Available for Issue	5,228,256		4,190,566